11. EXPLORATION AND EVALUATION EXPENSES (Details Narrative) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Exploration And Evaluation Expenses
Other expense, by function	$ 305	$ 173	$ 473	$ 173